Financial Liabilities Designated at Fair Value - Summary of Financial Liabilities Designated at Fair Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities designated at fair value [line items]
Financial liabilities designated at fair value	£ 2,315	£ 2,440
US$10bn Euro Commercial Paper Programmes [member]
Disclosure of financial liabilities designated at fair value [line items]
Financial liabilities designated at fair value	387	454
US$30bn Euro Medium Term Note Programme [member]
Disclosure of financial liabilities designated at fair value [line items]
Financial liabilities designated at fair value	169	184
Structured Notes Programmes [member]
Disclosure of financial liabilities designated at fair value [line items]
Financial liabilities designated at fair value	932	1,137
Warrants Programme [member]
Disclosure of financial liabilities designated at fair value [line items]
Financial liabilities designated at fair value		2
Eurobonds [member]
Disclosure of financial liabilities designated at fair value [line items]
Financial liabilities designated at fair value	147	137
Structured Deposits [member]
Disclosure of financial liabilities designated at fair value [line items]
Financial liabilities designated at fair value	£ 680	£ 526